BUSINESS COMBINATION (Narrative) (Details) € in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended				5 Months Ended		12 Months Ended
		May 08, 2017 CNY (¥)	Jul. 17, 2017 USD ($)	Jul. 17, 2017 EUR (€)	Nov. 25, 2016 CNY (¥)	Jul. 25, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Business combination [Line Items]
Long-term sustainable growth rate (as a percent)									0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate									10.00%	10.00%	10.00%
Gain (Loss) on Disposition of Stock in Subsidiary									¥ 5,477	$ 842		¥ 136,914	¥ 0
Foreign Currency Exchange Rate Translation 1			7.7514	7.7514
Mobile Applications [Member]
Business combination [Line Items]
Finite Lived Intangible Asset Useful Life									5 years	5 years	5 years
Sumpay.cn [Member]
Business combination [Line Items]
Business Combination, Consideration Transferred									¥ 105,000
Qufan [Member]
Business combination [Line Items]
Percentage of voting interests acquired					51.00%
Ownership percentage					49.00%
Discount rate (as a percent)					29.00%
Long-term sustainable growth rate (as a percent)					3.00%
Fair value of the contingent consideration									52,240			52,240
Contributed revenues to the Group									59,465	$ 9,140		5,669
Contributed losses to the Group									15,328	$ 2,356		706
Payments to Acquire Businesses, Gross									52,760			510
Business Combination, Consideration Transferred									105,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					¥ 98,784		¥ 98,784		¥ 98,784
Fair Value Inputs, Long-term Revenue Inflation Rate					3.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					49.00%
Finite Lived Intangible Asset Useful Life									5 years	5 years	5 years
Qufan [Member] | Mobile Applications [Member]
Business combination [Line Items]
Finite Lived Intangible Asset Useful Life									5 years	5 years	5 years
Qufan [Member] | Accrued Expenses And Other Current Liabilities [Member]
Business combination [Line Items]
Fair value of the contingent consideration												52,250
Business Combination, Contingent Consideration, Liability												52,240
Qufan [Member] | General And Administrative Expense [Member]
Business combination [Line Items]
Acquisition-related costs									¥ 2,661
Shenzhen Caiyu [Member]
Business combination [Line Items]
Percentage of voting interests acquired						100.00%
Contributed revenues to the Group									10,897	$ 1,675		1,792
Contributed losses to the Group									94	$ 14		¥ 424
Payments to Acquire Businesses, Gross						¥ 1,000
Qufan Cayman [Member]
Business combination [Line Items]
Fair value of the contingent consideration									¥ 57,840
Shenzhen Qufan Internet Technology Co., Ltd [Member]
Business combination [Line Items]
Payments to Acquire Businesses, Gross					¥ 110,500
Daguoxiaoxian [Member]
Business combination [Line Items]
Percentage of voting interests acquired		70.00%
Business Combination, Consideration Transferred		¥ 2,000
The Multi Group [Member]
Business combination [Line Items]
Percentage of voting interests acquired			93.00%	93.00%
Ownership percentage							7.00%		7.00%					7.00%	7.00%
Discount rate (as a percent)									16.00%	16.00%	16.00%
Long-term sustainable growth rate (as a percent)									2.00%	2.00%	2.00%
Contributed revenues to the Group							¥ 49,370	€ 6,447
Payments to Acquire Businesses, Gross | €				€ 49,754
Business Combination, Consideration Transferred			$ 59,900	€ 49,800					¥ 385,662	$ 59,275	€ 49,754
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	[1]						¥ 22,595		¥ 22,595					$ 3,473	€ 2,915
Noncontrolling Interest, Ownership Percentage by Parent							7.00%		7.00%					7.00%	7.00%
Fair Value Assumptions, Expected Volatility Rate									3.00%	3.00%	3.00%
Business Combination, Separately Recognized Transactions, Net Gains and Losses							¥ 2,959	€ 386
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							7.00%		7.00%					7.00%	7.00%
The Multi Group [Member] | General And Administrative Expense [Member]
Business combination [Line Items]
Acquisition-related costs | $										$ 2,884

[1]	In accordance with the acquisition agreement, the Group is obligated to purchase the remaining 7% equity interest of The Multi Group at the option of the non-controlling shareholder, which is outside the control of the Group (upon the occurrence of an event that is not solely within the control of the issuer). As such, the noncontrolling interest relating to this portion of put options is presented as redeemable noncontrolling interest in mezzanine equity and be initially measured at its fair value in accordance with ASC 480-10-S99-3A.